Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 14 – STOCK-BASED COMPENSATION

The Corporation’s 2008 Equity Incentive Plan (“the Plan”), which is shareholder-approved, permits the grant of stock options or restricted stock awards, to its officers, employees, consultants and non-employee directors for up to 223,448 shares of common stock.

Stock Option Awards

Option awards are granted with an exercise price equal to the market price of the Corporation’s common stock at the date of grant; those option awards have vesting periods determined by the Corporation’s compensation committee and have terms that shall not exceed 10 years.

In May 2008, the Corporation granted options to purchase 58,000 shares of stock to directors and certain key officers, 40,000 of which remained outstanding at December 31, 2012. The exercise price of the options is $18.03 per share. The options vest in five equal installments over a five-year period and have a term of 10 years. None of these options have been exercised as of December 31, 2012.

In October 2010, the Corporation granted options to purchase 43,000 shares of stock to directors and certain key officers, of which 35,200 remained outstanding at December 31, 2012. The exercise price of the options is $13.22 per share. The options vest in five equal installments over a five-year period and have a term of 10 years. 1,500 of these options have been exercised as of December 31, 2012.

In January 2012, the Corporation granted options to purchase 58,000 shares of stock to directors and certain key officers, of which 56,000 remained outstanding at December 31, 2012. The exercise price of the options is $14.10 per share. The options vest in five equal installments over a five-year period and have a term of 10 years. None of these options have been exercised as of December 31, 2012.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of the Corporation’s common stock. The Corporation has estimated the option exercise and post-vesting termination behavior and expected term of options granted due to the lack of historical data. The expected term of options granted represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferrable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted and the assumptions used for grants in 2012 and 2010 were as follows:

	2012	2010
Fair value of options granted	$1.77	$2.53
Risk-free interest rate	1.39%	1.49%
Expected term (years)	7.0	6.5
Expected stock price volatility	16.40%	24.67%
Dividend yield	2.27%	2.42%

A summary of the activity in the stock option plan for 2012 follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at beginning of year	84,500	$15.70
Granted	58,000	14.10
Exercised	(1,500)	13.22
Forfeited or expired	(9,800)	14.88

Outstanding at end of year	131,200	$15.06	7.6	$131

Fully expected to vest	82,800	$14.19	7.7	$102

Exercisable at end of year	48,400	$16.56	6.2	$29

Information related to the exercise of stock options follows:

2012
Intrinsic value of options exercised	$3
Cash received from option exercises	20
Tax benefit (deficit) realized from option exercises	(1)

The total compensation cost that has been charged against income for the plan was $74, $40 and $23 for 2012, 2011 and 2010. The total income tax benefit was $25, $14 and $8 for 2012, 2011 and 2010. There was $79, $60 and $117 of total unrecognized compensation cost related to nonvested stock options granted under the Plan as of December 31, 2012, 2011 and 2010. The cost is expected to be recognized over a weighted-average period of 3.6 years.

Restricted Stock Awards

On January 3, 2011, the Corporation granted restricted stock awards for 3,744 shares of the Corporation’s common stock to certain directors in lieu of cash payment of fees. The awards vested immediately and the compensation expense related to the awards of $50 was recorded in 2010. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.

On July 1, 2011, the Corporation granted restricted stock awards for 3,552 shares of the Corporation’s common stock to certain directors in lieu of cash payment of fees. The awards vested immediately and the compensation expense related to the awards of $48 was recorded in 2011. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.

On January 3, 2012, the Corporation granted restricted stock awards for 3,330 shares of the Corporation’s common stock to certain directors in lieu of cash payment of fees. The awards vested immediately and the compensation expense related to the awards of $49 was recorded in 2011. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.

On July 2, 2012, the Corporation granted restricted stock awards for 1,866 shares of the Corporation’s common stock to certain directors in lieu of cash payment of fees. The awards vested immediately and the compensation expense related to the awards of $28 was recorded in 2012. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.